Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO[1] ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs[1] ($)	Value of Initial Fixed $100 Investment Based on2:		Net Income[3] ($)	Company Selected Performance Measure - Organic Revenue Growth[4]
					Company Total Shareholder Return	Peer Group Total Shareholder Return
2022	10,497,102	7,343,420	4,663,530	2,921,756	N/A	N/A	1,916,000,000	7.3%

Company Selected Measure Name	Organic revenue growth
PEO Total Compensation Amount	$ 10,497,102
PEO Actually Paid Compensation Amount	7,343,420
Non-PEO NEO Average Total Compensation Amount	4,663,530
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,921,756
Equity Valuation Assumption Difference, Footnote [Text Block]	Compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflects adjustments from total compensation reported in the Summary Compensation Table. The assumptions used to calculate the values for RSUs and PSUs included in the calculation of compensation actually paid did not differ materially from those used to calculate grant date fair value for such awards. The assumptions used to calculate the value for stock options did not differ materially from those used to calculate grant date fair value for such awards. A Monte Carlo simulation model was used to calculate the fair value for PSUs. A Black-Scholes value was used for Options as of the applicable year-end or vesting date(s), determined using the same methodology used to determine grant date fair value, except that (a) the closing stock price on the applicable revaluation date was used as the current market price and (b) a reduced expected life was used, given applicable time lapse since grant date.
Tabular List [Table Text Block]	Three Most Important Measures for Linking NEO Pay to Company Performance •Organic revenue growth •Operating profit •Free cash flow
Net Income (Loss)	$ 1,916,000,000
Company Selected Measure Amount	0.073
Additional 402(v) Disclosure [Text Block]	GE HealthCare became an independent, public company effective January 3, 2023, but was required to report pursuant to Section 13(a) or 15(d) of the Exchange Act effective as of December 8, 2022.As reported in the 2022 Form 10-K.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Organic revenue growth
Non-GAAP Measure Description [Text Block]	Organic revenue for 2022 and 2021 was $18,873 million and $17,585 million, respectively, as reported in the 2022 Form 10-K.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Other Performance Measure Amount	18,873,000,000	17,585,000,000
Measure Name	Operating profit
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free cash flow